Debt - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 10, 2012	Sep. 30, 2012 Swap	Jun. 30, 2012 Swap	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Swap [Member]	Jul. 01, 2012 Interest Rate Swap [Member]	Jan. 10, 2012 Unsecure revolving credit facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]
Debt Disclosure [Abstract]
Increase in revolving credit facility										$ 200,000,000
Revolving credit facility expand	300,000,000
Unsecured revolving credit facility amendment date				Jan. 10, 2012
Percentage of reduced the applicable margin by basis points	0.25%
Revolving Credit Facility Extension Period				Jan. 10, 2017
Revolving credit facility, weighted-average interest rate of 1.9% (2013) and 1.8% (2012), due in 2017				75,000,000	153,500,000						75,000,000	153,500,000
Revolving credit facility current				122,400,000	43,900,000
Standby letters of credit				2,600,000	2,600,000
Percentage of commitment fee				0.30%
Number of interest rate swap agreements		4	4
Amount of swap agreement								25,000,000	50,000,000
Unrealized loss on cash flow hedges				289,000
Current liability				392,000	271,000
Non-current liability				604,000	1,336,000
Unrealized loss on cash flow hedges					1,607,000
Realized loss out of other comprehensive income to interest expense				$ 322,000		$ 322,000